Prepayments and Other Current Assets, Net - Schedule of Movement of Allowance for Expected Credit Loss (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Movement of Allowance for Expected Credit Loss [Abstract]
Balance at beginning of the year	$ (788)	$ (877)
Reversal (provision)	(1,057)	89
Total	$ (1,845)	$ (788)